Annual Total Returns - FidelityGrowthStrategiesFund-AMCIZPRO - FidelityGrowthStrategiesFund-AMCIZPRO - Fidelity Growth Strategies Fund - Fidelity Advisor Growth Strategies Fund - Class A	Oct. 04, 2024
Bar Chart Table:
Annual Return 2014	13.69%
Annual Return 2015	3.17%
Annual Return 2016	2.72%
Annual Return 2017	21.50%
Annual Return 2018	(6.96%)
Annual Return 2019	36.59%
Annual Return 2020	29.41%
Annual Return 2021	21.43%
Annual Return 2022	(26.50%)
Annual Return 2023	20.93%